Leases, Future Minimum Time-Charter Operating Lease Payments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Future Minimum Operating Lease Payments [Abstract]
Short-term lease liability	$ 9,213		$ 9,815
Long-term lease liability	19,642		$ 23,948
Revenue generated from vessels	36,060	$ 25,310
M/T Eco Bel Air and M/T Eco Beverly Hills [Member]
Future Minimum Operating Lease Payments [Abstract]
2022 (remainder)	6,021
2023	10,220
2024	10,038
2025	6,777
Total	33,056
Less imputed interest	(4,201)
Total Lease Liability	28,855
Short-term lease liability	9,213
Long-term lease liability	$ 19,642
Average remaining lease term on chartered contracts greater than 12 months	41 months 6 days
Revenue generated from vessels	$ 8,793
Discount rate used to calculate present value of lease payments	6.72%
Cash paid for operating leases	$ 6,064